Revenues (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member] | All Vessels Under Time and Bareboat Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	0.7	0.8
Minimum [Member] | Seven Vessels Under Time Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years	2.0
Minimum [Member] | Four Under Construction Vessels Secured Time Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	0.5
Minimum [Member] | All Under Construction Vessels Time Charter Agreements With Extensions In Charterers Option [Member]
Time and Bareboat Charter Agreements in years	0.5
Minimum [Member] | Ten Vessels Under Time and Bareboat Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years		2.0
Maximum [Member] | All Vessels Under Time and Bareboat Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	8.8	9.8
Maximum [Member] | Seven Vessels Under Time Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years	6.0
Maximum [Member] | Four Under Construction Vessels Secured Time Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	6.9
Maximum [Member] | All Under Construction Vessels Time Charter Agreements With Extensions In Charterers Option [Member]
Time and Bareboat Charter Agreements in years	5.0
Maximum [Member] | Ten Vessels Under Time Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years		9.0